TAXES	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
TAXES

NOTE 9 – TAXES

(a) Corporate Income Taxes (“CIT”)

Dogness is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to two-tier profit tax rates. The profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from 2015 to 2023. The certificate is subject to further renewal.

EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate the local economy. The corporate income taxes for the years ended June 30, 2024, 2023 and 2022 were reported at a reduced rate of 15% as a result of Dongguan Jiasheng being approved as HNTE. The impact of the tax holidays noted above decreased foreign taxes by $297,975, $316,913 and $100,210 for the years ended June 30, 2024, 2023 and 2022, respectively. The benefit of the tax holidays on net income (loss) per share (basic and diluted) was $0.03, $0.03 and $0.01 for the years ended June 30, 2024, 2023 and 2022, respectively. As of June 30, 2024 all of the Company’s tax returns of its PRC subsidiaries, Hong Kong subsidiaries and U.S subsidiary remain open for statutory examination by relevant tax authorities.

The following table reconciles the statutory rate to the Company’s effective tax:

	For the Years Ended June 30,
	2024	2023	2022

Income tax expense computed based on PRC statutory rate	$(1,637,062)	$(2,171,731)	$59,567
Effect of rate differential for Hong Kong and other outside PRC entities	259,654	408,161	(223,665)
Effect of PRC preferential tax rate	297,975	316,913	100,210
Change in valuation allowance	564,223	872,870	444,323
Income tax payable reserved	5,729	(567,342)	(3,163,806)
Permanent difference	17,881	(83,745)	5,503
Refund of prior years’ tax	-	(2,575)	-
Effective tax	$(491,600)	$(1,227,449)	$(2,777,868)

The provision for income tax consists of the following:

	For the Years Ended June 30,
	2024	2023	2022

Current income tax expense (benefit)	$105,641	$(568,854)	$(2,659,444)
Deferred income tax benefit	(597,241)	(658,595)	(118,424)
Total income tax benefit	$(491,600)	$(1,227,449)	$(2,777,868)

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 9 – TAXES (continued)

The Company’s deferred tax assets consist of the following:

	As of June 30, 2024	As of June 30, 2023
Deferred tax assets:
Net operating losses	$4,307,162	$3,086,012
Assets impairment reserve	533,856	493,981
Others	(151,900)	(38,558)
Valuation allowance	(2,815,978)	(2,259,801)
Deferred tax assets, net	$1,873,140	$1,281,634

(b) Taxes Payable

The Company’s taxes payable consists of the following:

	As of June 30, 2024	As of June 30, 2023

Corporate income tax payable	$979,098	$875,973
Other tax payable	28,384	139,471
Total taxes payable	$1,007,482	$1,015,444

The Company may be subject to challenges from various PRC taxing authorities regarding the amounts of taxes due, although the Company’s management believes the Company has paid or accrued for all taxes owed by the Company. According to PRC taxation regulation and administrative practice and procedures, the statute of limitation on tax authority’s audit or examination of previously filed tax returns expires three years from the date they were filed. The Company also obtained a written statement from the local tax authority that no additional taxes are due as of June 30, 2024. The Company continues to discuss with the local tax authority to try to settle the remaining tax liabilities as soon as practicable, mostly related to its unpaid income tax and business tax.

Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with the interest and penalties on these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation.